Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 42,685	$ 4,483
Restricted cash	7,705	7,370
Accounts receivable, net of allowance for credit losses of $71 and $53, respectively	96,330	79,767
Inventories	603,955	872,692
Refundable income taxes	672	0
Other current assets	4,307	2,703
Total current assets	755,654	967,015
Property, plant and equipment, net	324,768	305,016
Right-of-use assets operating, net	10,004	19,705
Right-of-use assets finance, net	13,224	20,386
Pension assets	75,733	52,442
Other assets	2,046	19,433
Total assets	1,181,429	1,383,997
Current liabilities:
Accounts payable	43,580	40,326
Note payable	0	8,926
Deferred revenue	11,140	8,185
Accrued vacation	12,942	11,632
Accrued payroll	10,926	15,845
Income taxes payable	1,686	2,648
Other accrued expenses	28,592	33,383
Current portion of long-term debt, finance and lease obligations	105,692	30,090
Total current liabilities	214,558	151,035
Operating lease obligations	6,924	13,758
Finance lease obligations	8,377	12,259
Deferred income tax liability, net	32,282	24,320
Other liabilities	15,022	13,946
Total liabilities	548,406	801,104
Commitments and Contingencies
Stockholders' equity:
Preferred stock	346	351
Common stock	3,051	3,050
Additional paid-in capital	102,376	100,425
Treasury stock, at cost	(210,669)	(200,107)
Accumulated other comprehensive loss	(7,836)	(25,380)
Retained earnings	745,755	704,554
Total stockholders' equity	633,023	582,893
Total liabilities and stockholders’ equity	1,181,429	1,383,997
Long Term Debt Excluding Finance Obligation [Member]
Current liabilities:
Long-term debt	253,822	585,786
Can Manufacturing Finance Obligation [Member]
Current liabilities:
Long-term debt	$ 17,421	$ 0